Stockholders' Equity (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Number of Shares
Unvested at beginning	12,691,084	636,093
Restricted stock granted	200,000	20,147,986
Restricted stock vested		(6,281,250)
Restricted stock forfeited	(130,000)	(1,811,745)
Unvested at end	12,761,084	12,691,084
Weighted Average Grant-Date Fair Value per Share
Unvested at beginning	$ 0.08	$ 0.27
Restricted stock granted	0.07	0.08
Restricted stock vested		0.08
Restricted stock forfeited	0.07	0.24
Unvested at end	$ 0.08	$ 0.08